Subsidiaries with material non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 154,091	$ 170,205	$ 172,397	$ 170,205
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	385	1,271	(14,621)
Sociedad Minera El Brocal S.A.A
Accumulated balances of material non-controlling interest:
Non-controlling interests	154,175	148,792		148,792
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	239	4,322	(12,895)
Minera La Zanja S.R.L
Accumulated balances of material non-controlling interest:
Non-controlling interests		20,064		20,064
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(516)	(7,385)	(6,905)
S.M.R.L. Chaupiloma Dos de Cajamarca
Accumulated balances of material non-controlling interest:
Non-controlling interests		1,284		1,284
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(811)	4,396	5,201
Apu Coropuna S.R.L.
Accumulated balances of material non-controlling interest:
Non-controlling interests	(84)	65		$ 65
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (149)	(62)	(22)
Country of domicile | Sociedad Minera El Brocal S.A.A
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	38.57%			38.57%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 154,175	148,792	144,501	$ 148,792
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ 239	4,322	(12,895)
Country of domicile | Minera La Zanja S.R.L
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	0.00%			46.94%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 0	20,064	26,121	$ 20,064
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (516)	(7,385)	(6,905)
Country of domicile | S.M.R.L. Chaupiloma Dos de Cajamarca
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	0.00%			40.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 0	1,284	1,648	$ 1,284
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ 811	4,396	5,201
Country of domicile | Apu Coropuna S.R.L.
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests	30.00%			30.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ (84)	65	127	$ 65
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (149)	$ (62)	$ (22)